THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 1999

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

 RATINGS**  PAR
(UNAUDITED) (000)            DESCRIPTION                                                        VALUE
--------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT OBLIGATIONS                                 4.2%
                    U. S. TREASURY NOTES,

           $2,215        6.00%,        Series 1999, 08/15/09                                        $2,232,305
                                                                                                    ----------
                    COMMERCIAL MORTGAGE - BACKED SECURITIES                     88.0%

                    ASSET SECURITIZATION CORP.,
    AA      1,000        7.36%, ***   Series 1996-D2, Class A2 , 02/14/29                              994,170
                    CBA MORTGAGE CORP.,
    BBB       415        6.67%, ***   Series 1993-C1, Class D, 12/25/03                                404,488
                    COMM,

    AAA        65        6.46%,       Series 1999-1, Class A2, 09/15/08                                 61,622
    BBB     2,000        7.24%, ***   Series 1999-1, Class E, 10/15/08                               1,858,776
                    COMMERCIAL MORTGAGE ACCEPTANCE CORP.,

    BB+     2,000        5.44%, ***   Series 1998-C2, Class F, 05/15/13                              1,230,000
                    COMMERCIAL MORTGAGE ASSET TRUST,
    AAA     1,000        6.59%,       Series 1999-C1, Class A2, 07/17/08                               959,260
                    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.,
    A+      2,000        7.34%,       Series 1997-C1, Class C, 06/20/07                              1,943,665
                    DONALDSON, LUFKIN & JENRETTE COMMERCIAL MORTGAGE CORP.,
    BBB-    1,500        7.30%, ***   Series 1998-CF2, Class B2, 11/12/31                            1,330,229
    A       2,000        6.77%,       Series 1999-CG1, Class A3, 02/10/09                            1,891,060
    BBB     2,000        7.61%,       Series 1999-CG2, Class B1, 06/10/09                            1,940,000
                    FDIC REAL ESTATE MORTGAGE INSURANCE CORP. TRUST,

    AAA     1,000        8.45%,       Series 1994-C1, Class 2C, 09/25/25                             1,006,250
    BBB       500        7.25%,       Series 1996-C1, Class 1D, 05/25/26                               482,278
                    FIRST BOSTON MORTGAGE SECURITIES CORP.,

    AAA     2,861        6.75%,       Series 1993-M1, Class 1A, 09/25/06                             2,849,169
                    GENERAL MOTORS ACCEPTANCE CORP. COMMERCIAL MORTGAGE SECURITIES, INC.,

    BBB-    2,000        7.22%,       Series 1997-C1, Class F, 11/15/11                              1,686,094
                    JP MORGAN COMMERCIAL MORTGAGE FINANCE CORP.,
    AA      1,575        7.67%,       Series 1999-C8, Class B, 07/15/31                              1,579,568
                    LEHMAN BROTHERS COMMERCIAL CONDUIT MORTGAGE TRUST,
    BBB     2,000        7.11%, ***   Series 1995-C2, Class D, 05/25/05                              1,950,757
    AAA     2,898        7.43%, ***   Series 1996-C2, Class A, 10/25/26                              2,940,883
    AAA     1,350        6.40%,       Series 1998-C1, Class A2, 08/18/07                             1,304,519
                    MORGAN STANLEY CAPITAL INVESTMENTS, INC.,

    AAA     2,320        7.27%,       Series 1997-HF1, Class A2, 01/15/07                            2,346,207
    AA      2,656        7.33%,       Series 1997-HF1, Class B, 03/15/07                             2,665,491
    AAA     2,000        6.48%,       Series 1998-HF2, Class A2, 11/15/30                            1,906,980
    A       2,000        6.95%,       Series 1999-RM1, Class B, 12/15/31                             1,909,140
                    MORTGAGE CAPITAL FUNDING, INC.,   2,308,859

    BB      1,000        7.15%,       Series 1996, Class G, 06/15/06                                   813,125
    A       2,000        7.41%,       Series 1997, Class C, 04/20/07                                 1,965,160
                    NOMURA ASSET CAPITAL CORP.,

    BBB+    1,000        7.64%,       Series 1993-M1, Class A1, 11/25/03                               995,849

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                         1


THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------
 RATINGS**  PAR
(UNAUDITED) (000)            DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------------------------------------
                    OREGON COMMERCIAL MORTGAGE, INC.,

    A      $  363        7.60%,       Series 1995-1, Class C, 06/25/26                              $  361,330
                    PAINE WEBBER MORTGAGE ACCEPTANCE CORP.,
    A-      2,000        7.30%,       Series 1995 MI, Class D, 01/15/07                              1,987,731
                    SALOMON BROTHERS MORTGAGE SECURITIES,
    BBB     2,542        7.75%,       Series 1996-C1, Class D, 01/20/28                              2,511,466
                    SOUTHERN PACIFIC THRIFT AND LOAN ASSOCIATION,
    A+      1,000        6.84%, ***   Series 1996-C1, Class D, 04/25/28                                993,750
                    STRUCTURED ASSET SECURITIES CORP.,
    A+      1,000        7.38%,       Series 1995-C1, Class D, 09/25/24                                993,607
    AA+       660        7.00%,       Series 1995-C4, Class C, 06/25/26                                665,721
                                                                                                  ------------
                    TOTAL COMMERCIAL MORTGAGE - BACKED SECURITIES
                    (COST $48,154,067)                                                              46,528,345
                                                                                                  ------------
                    SHORT-TERM INVESTMENTS                                                  8.70%
                    STUDENT LOAN MARKETING ASSOCIATION DISCOUNT NOTE
            4,600   5.18% DUE 10/01/99                (COST $4,600,000)                              4,600,000
                    TOTAL INVESTMENTS IN SECURITIES   (COST $54,985,004*)                 100.90%   53,360,650
                    LIABILITIES IN EXCESS OF ASSETS                                        -0.90%     (505,337)
                                                                                         ---------------------
                    NET ASSETS (APPLICABLE TO 58,356.8 INSTITUTIONAL SHARES OUTSTANDING)  100.00%  $52,855,313
                                                                                         =====================
                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    ($52,855,313 / 58,356.8)                                                           $905.73
                                                                                                  ============

--------------------------------------------------------------------------------------------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation                                                      $186,406
Gross unrealized depreciation                                                    (1,810,760)
                                                                                -----------
                                                                                ($1,624,354)
                                                                                ===========
** Using the higher of Standard & Poor's, Moody's or Fitch's rating.
*** Rates shown are the rates as of September 30, 1999.
# Principal  amount of securities  pledged as collateral of $2,940,883 on 44 long U.S. Treasury Notes futures contracts,
  34 long U.S.  Treasury Bonds futures contracts and 33 short U.S Treasury Notes futures  contracts  expiring December
  1999. The value of such contracts on September 30, 1999 was $15,450,625, thereby resulting in an unrealized gain of
  $13,058

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                        2

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                  For the Year
                                                                     Ended
                                                                    9/30/99
                                                                  ------------
Investment Income:
 Interest                                                           $3,839,779
                                                                  ------------
Expenses:
 Investment advisory fee                                               130,294
 Administration fee                                                    119,869
 Custodian fee                                                          21,759
 Transfer agent fee                                                     15,738
 Legal and audit                                                         2,856
 Printing                                                                2,793
 Trustees fees and officer's salary                                      1,324
 Other                                                                     784
                                                                  ------------
  Total expenses                                                       295,417
  Less fees voluntarily waived                                        (102,746)
                                                                  ------------
 Total expenses                                                        192,671
                                                                  ------------
 Net investment income                                               3,647,108
                                                                  ------------
Realized and unrealized gain (loss) on investments:
Realized gain (loss) from:

 Investment transactions                                              (272,635)
 Futures contracts                                                      13,930
                                                                  ------------
                                                                      (258,705)
                                                                  ------------
Change in unrealized depreciation from:
 Investments                                                        (2,553,809)
 Futures contracts                                                    (507,890)
                                                                  ------------
                                                                    (3,061,699)
                                                                  ------------
Net loss on investments                                             (3,320,404)
                                                                  ------------
Net increase in net assets resulting from operations                  $326,704
                                                                  =============
--------------------------------------------------------------------------------
                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                        3

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                For the Year                          For the Year
                                                                                   Ended                                 Ended
                                                                                ------------                          ------------
Increase (decrease) in net assets:                                                   9/30/99                               9/30/98
                                                                                ------------                          ------------
Operations:

 Net investment income                                                            $3,647,108                            $5,714,822
 Net realized gain (loss) on investments and futures transactions                   (258,705)                             4,322,510
 Net unrealized depreciation on investments and futures transactions              (3,061,699)                            (3,353,002)
                                                                                ------------                          ------------
 Net increase in net assets resulting from operations                                326,704                             6,684,330
                                                                                ------------                          ------------
Distributions to shareholders from:

 Net investment income                                                            (3,647,108)                            (5,714,822)
 Net realized gains                                                               (4,419,435)                            (1,765,966)
                                                                                ------------                          ------------
                                                                                  (8,066,543)                            (7,480,788)
                                                                                ------------                          ------------
Capital share transactions:

 Proceeds from shares sold                                                         6,000,000                                    --
 Net asset value of shares issued in reinvestment
  of dividends                                                                     7,994,700                             7,985,972
 Net asset value of shares redeemed                                                       --                           (81,840,000)
                                                                                ------------                          ------------
                                                                                  13,994,700                           (73,854,028)
                                                                                ------------                          ------------
 Total increase (decrease) in net assets                                           6,254,861                           (74,650,486)
                                                                                ------------                          ------------
Net Assets:
 Beginning of period                                                              46,600,452                           121,250,938
                                                                                ------------                          ------------
 End of period                                                                   $52,855,313                           $46,600,452
                                                                                ============                          ============

--------------------------------------------------------------------------------
                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                        4

THE BLACKROCK FUNDS
THE MULTI-SECTOR  MORTGAGE SECURITIES  PORTFOLIO III
FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period:
                                                                        For the Year  For the Year  For the Year  For the Period
                                                                            Ended        Ended         Ended      4/1/96 through
                                                                           9/30/99      9/30/98       9/30/97         9/30/96
                                                                        ------------  ------------  ------------  --------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period                                      $1,056.37    $1,056.37     $1,016.08      $1,019.41
                                                                        ------------  ------------  ------------  --------------
 Net investment income                                                        66.88        74.41         73.74          38.33
 Net realized and unrealized gain (loss) on investments                      (63.20)       15.26         49.82          (3.33
                                                                        ------------  ------------  ------------  --------------
  Net increase from investment operations                                       3.68        89.67        123.56         35.00
                                                                        ------------  ------------  ------------  --------------
 Distributions from net investment income                                    (66.88)      (74.41)       (73.74)        (38.33)
 Distributions from net realized capital gains                               (87.44)      (15.26)        (9.53)            --
                                                                        ------------  ------------  ------------  --------------
  Total dividends and distributions                                          (154.32)      (89.67)       (83.27)        (38.33)
                                                                        ------------  ------------  ------------  --------------
 Net asset value, end of period                                             $905.73    $1,056.37     $1,056.37      $1,016.08
                                                                        ============  ============  ============  ==============
Total Return                                                                   0.51%        9.06%        12.67%          3.53%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                    $52,855      $46,600      $121,251       $121,738
Ratio of expenses to average net assets                                        0.37%        0.37%         0.37%          0.37%(b)
Ratio of expenses to average net assets (excluding waivers)                    0.57%        0.61%         0.62%          0.51%(b)
Ratio of net investment income to average net assets                           7.00%        7.28%         7.13%           7.6%(b)
Ratio of net investment income to average net assets (excluding waivers)       6.80%        7.04%         6.88%          7.45%(b)
Portfolio turnover rate                                                          76%          11%           52%            24%
------------------------------------------------------------------------------------------------------------------------------------
(a) Commencement of investment operations.
(b) Annualized.

For a share outstanding throughout the period:
                                                                        For the Period     For the Period
                                                                        7/1/95 through   10/6/94 (a) through
                                                                            3/31/96            6/30/95

PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period                                      $1,068.11          $1,000.00
                                                                        --------------   -------------------
 Net investment income                                                        61.37              55.81
 Net realized and unrealized gain (loss) on investments                       (9.06)             68.11
                                                                        --------------   -------------------
  Net increase from investment operations                                      52.31             123.92
                                                                        --------------   -------------------
 Distributions from net investment income                                    (61.37)            (55.81)
 Distributions from net realized capital gains                               (39.64)                --
                                                                        --------------   -------------------
  Total dividends and distributions                                          (101.01)            (55.81)
                                                                        --------------   -------------------
 Net asset value, end of period                                           $1,019.41          $1,068.11
                                                                        ==============   ===================
TOTAL RETURN                                                                   5.02%             12.78%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                   $117,569           $112,810
Ratio of expenses to average net assets                                        0.37%(b)           0.37%(b)
Ratio of expenses to average net assets (excluding waivers)                    0.37%(b)           0.45%(b)
Ratio of net investment income to average net assets                           7.77%(b)           7.54%(b)
Ratio of net investment income to average net assets (excluding waivers)       7.76%(b)           7.46%(b)
Portfolio turnover rate                                                         119%               215%

--------------------------------------------------------------------------------
                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                        5

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------
(A) ORGANIZATION AND ACCOUNTING POLICIES

    BlackRock Funds SM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 38 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the Portfolio). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.
    As of September 30, 1999, 99.93% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.
    The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

    SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.
    Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

    REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

    FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                        6

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------

    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

    TAXES: No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable the regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for the Portfolio. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-advisor to the Portfolio. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp.

    For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid quarterly, at the annual rate of .25% of the Portfolio's average daily net assets.

    BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the year ended September 30, 1999, advisory fees and waiver for the Portfolio were as follows:

                                 GROSS                         NET
                               ADVISORY                     ADVISORY
                                  FEE         WAIVER           FEE
                                  ---         ------           ---
Multi-Sector Mortgage
Securities Portfolio III       $130,294       $14,951       $115,343

    PFPC Inc. (PFPC), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. (BDI) act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: .145% of the first $500 million, .135% of the next %500 million and .125% of assets in excess of $1 billion.

    PFPC and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the year ended September 30, 1999, administration fees and waivers for the Portfolio were as follows:

                                 GROSS                         NET
                            ADMINISTRATION                ADMINISTRATION
                                  FEE         WAIVER           FEE
                                  ---         ------           ---
Multi-Sector Mortgage

Securities Portfolio III       $119,869       $87,795        $32,074

    In addition, PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------

    BlackRock Advisors, Inc. voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the year ended September 30, 1999.

(C) PORTFOLIO SECURITIES

    Purchases and sales of investment securities, other than short-term investments and government securities, for the year ended September 30, 1999, were $53,821,747 and $30,733,941, respectively. Purchases and sales of government securities for the year ended September 30, 1999 were $7,901,757 and $6,083,035, respectively.

(D) CAPITAL SHARES

Transactions in capital shares were as follows:

                                                      For the Year  For the Year
                                                          Ended         Ended
                                                        09/30/99      09/30/98
                                                      ------------  ------------
Shares sold                                               5,819           -
Shares issued in reinvestment of dividends                8,424         7,633
Shares redeemed                                            --         (78,300)
                                                         ------       --------
Net increase (decrease)                                  14,243       (70,667)
                                                         ======       =======
(E) AT SEPTEMBER 30, 1999, NET ASSETS CONSISTED OF:

Capital paid-in....................................... $55,192,364
Accumulated net realized loss on investment
 transactions and futures contracts...................    (726,012)
Net unrealized depreciation on investment
 transactions and futures contracts...................  (1,611,039)
                                                       -----------
                                                       $52,855,313
                                                       ===========
(F) CAPITAL LOSS CARRYOVERS

    At September 30, 1999, a capital loss carryover of $46,008, which expires September 30, 2007, was available to offset possible future realized capital gains. At September 30, 1999, the deferred post-October loss for the Portfolio was $720,233.

PRICEWATERHOUSECOOPERS
[LOGO OMITTED]

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      2400 Eleven Penn Center
                                                      Philadelphia PA 19103-2962
                                                      Telephone (215)963 8000
                                                      Facsimile (215)963 8700

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the BlackRock Funds:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Multi-Sector Mortgage Securities Portfolio III of the BlackRock Funds (the
Fund) at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented (except for the period ended March 31, 1996 and prior periods which were audited by other auditors, whose reports dated May 22, 1996 expressed an unqualified opinion thereon), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/PRICEWATERHOUSECOOPERS LLP

November 15, 1999

INVESTMENT ADVISER                      CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisor, Inc.                 PFPC Inc.
New York, New York 10154                Wilmington, Delaware 19809

SUB-ADVISER                             CO-ADMINISTRATOR AND DISTRIBUTOR
BlackRock Financial Management, Inc.    BlackRock Distributors, Inc.
New York, New York 10154                West Conshohocken, Pennsylvania 19428

CUSTODIAN                               CO-ADMINISTRATOR
PFPC Trust Co.                          BlackRock Advisor, Inc.
Philadelphia, Pennsylvania 19101        New York, New York 10154

                                        COUNSEL
                                        Simpson, Thatcher & Bartlett
                                        New York, New York 10017
                                        (A partnership which includes
                                        professional corporations)

                                        INDEPENDENT ACCOUNTANTS
                                        PricewaterhouseCoopers LLP
                                        Philadelphia, Pennsylvania 19103



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

BlackRock Funds
103 Bellevue Parkway
Wilmington, Delaware 19809

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSEDBY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.